Financial Instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 887,747	¥ 2,022,683
Financial liabilities	4,550,939	5,156,898
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,165,453	4,858,706
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	385,486	298,192
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	218,971	215,376
Amounts due from related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,129	66,923
Financial assets included in prepayments and other current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,868	10,019
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	350	377,065
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	640,429	1,353,300
Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	89,056	99,082
Trade Payables [Member] | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	89,056	99,082
Interest-bearing bank borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,060,676	2,461,258
Interest-bearing bank borrowings | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,060,676	2,461,258
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,684,751	1,751,703
Lease liabilities | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,684,751	1,751,703
Amounts due to related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,283	4,045
Amounts due to related parties | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,283	4,045
Financial liabilities included in accrued expenses and other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	327,687	542,618
Financial liabilities included in accrued expenses and other current liabilities | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	327,687	542,618
Warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	385,486	298,192
Warrant liabilities | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	¥ 385,486	¥ 298,192